Lease Commitments	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Lease Commitments

NOTE 2– LEASE COMMITMENTS

The Company had lease commitments for store space under lease terms that ranged from one to three years.

Future minimum lease payments consist of the following:

Year	Annual
2018	$57,300
2019	57,300
2020	57,300
TOTAL	$171,900